Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Capital Stock [Abstract]
Capital Stock
21	Capital Stock

On November 7, 2024, the Company sold (i) 1,302,850 Common Units, each consisting of one share of common stock, two Series A Warrants (“Series A Warrants - November 2024 Offering”) and maximum number of Series B Warrants (“Series B Warrants - November 2024 Offering”) as mentioned in the agreement, and (ii) 835,000 Pre-Funded Units, each consisting of one Pre-Funded Warrant (“Pre Funded Warrants - November 2024 Offering”), two Series A Warrants, and maximum number of Series B Warrants as mentioned in the agreement, through the placement agent (collectively referred to “November 2024 Offering”). Along with a cash fee, the Company has issued to the placement agent, warrants to purchase 10% of the shares of Common Stock and shares of Common Stock underlying the Pre-funded Warrants (“Common Stock Warrants”)*; Series A Warrants equal to 10% of the Series A Warrants sold at closing and Series B Warrants equal to 10% of the Series B Warrants issued at or following the Reset Date.

*	213,785 Common Stock Warrants were issued to the placement agent as a part of compensation for services rendered in connection with the November 2024 offering. These warrants are each exercisable at an exercise price of $4.03 per share and are classified as equity instruments.

The common units and pre-funded units are issued at a price of $4.2800 and $4.2799, respectively. Pre-funded warrants can be exercised at any time. The exercise price for the pre-funded warrants is $0.0001, which is to be paid by the warrant holder at the time of exercise of these warrants. As of December 31, 2024, 410,000 Prefunded warrants have been exercised and are converted into common stock.

On December 24, 2024, the Company sold (i) 3,095,925 Common Units, each consisting of one share of common stock, Series A Warrants (“Series A Warrants - December 2024 Offering”) and maximum number of Series B Warrants (“Series B Warrants - December 2024 Offering”) as mentioned in the agreement, and (ii) 420,000 Pre-Funded Units, each consisting of one Pre-Funded Warrant (“Pre Funded Warrants - December 2024 Offering”), such number of Series A Warrants and maximum number of Series B Warrants as mentioned in the agreement, through the placement agent (collectively referred to “December 2024 Offering”). Along with a cash fee, the Company has issued to the placement agent, warrants to purchase 10% of the shares of Common Stock and shares of Common Stock underlying the Pre-funded Warrants*; Series A Warrants equal to 10% of the Series A Warrants sold at closing and Series B Warrants equal to 10% of the Series B Warrants issued at or following the Reset Date.

*	351,593 warrants to the placement agent as a part of compensation for services rendered in connection with the November 2024 offering. These warrants are each exercisable at an exercise price of $1.95 per share and are classified as equity instruments.

The common units and pre-funded units are issued at a price of $1.56 and $1.5599, respectively. Pre-funded warrants can be exercised at any time. The exercise price for the pre-funded warrants is $0.0001, which is to be paid by the warrant holder at the time of exercise of these warrants.

The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. On all matters to be voted upon, holders of Common Stock and holders of Preferred Stock will vote together as a single class. They are entitled to receive dividends at the discretion of the Board of Directors. In the event of liquidation, after paying debts and any preferential amounts to Preferred Stockholders, Common Stockholders are entitled to share in the remaining assets ratably.

23	Capital Stock

Common	stock capital

On December 28, 2023, the Company consummated a Business Combination which was accounted for as a Reverse Recapitalization (refer Note 3 for additional information). The Company had 220,000,000 shares of Zoomcar, Inc. Common Stock authorized for issuance prior to the closing of the Reverse Recapitalization. Pursuant to the Company’s restated certificate of incorporation, the Company is authorized to issue 260,000,000 shares of capital stock, consisting of (a) 250,000,000 shares of Common Stock with a par value of $0.0001 per share, and (b) 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As a result of the Reverse Recapitalization, 16,987,064 shares of Zoomcar, Inc. Common Stock, were converted into shares of the Company’s Common Stock at an Exchange Ratio of 0.0284 (prior to Reverse Stock Split). The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. On all matters to be voted upon, holders of Common Stock and holders of Preferred Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval.

As on the Closing date, a) 273,791 (27,327,481 prior to Reverse Stock Split) shares were issued at an exchange ratio of 0.0284 (prior to Reverse Stock Split) in exchange for 16,987,064 shares of common stock and 112,660,583 shares of Preferred Stock of Zoomcar, Inc. Also, 91,924 (9,192,377 prior to Reverse Stock Split) shares of the Company were issued at a conversion ratio of 1:1 (prior to Reverse Stock Split) in exchange for 9,192,377 shares of the SPAC, b) 10,715 (1,071,506 prior to Reverse Stock Split) common shares were issued to Mohan Ananda against Ananda Note having outstanding principal and interest amount of $10,715,068 c) 16,667 (1,666,666 prior to Reverse Stock Split) common shares were issued to Mohan Ananda in exchange for cash consideration of $5,000,000 and d) 36,173 (3,617,333 prior to Reverse Stock Split) shares of common stock were issued to vendors as compensation for services received by the Company which includes 28,667 (2,866,666 prior to Reverse Stock Split) shares issued against liabilities assumed under Reverse Recapitalization amounting to $17,100,000.

The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post- Closing Amendment on December 29, 2023 resulting in distribution of 199,994 (19,999,407 prior to Reverse Stock Split) shares of common stock to the holders of common stock, preferred stock and holders of SSCPN of Zoomcar, Inc. as it became distributable to stockholders in accordance with the terms of the Merger Agreement.

The holders of the Common Stock are entitled to receive dividends out of funds legally available therefore at such times and in such amounts as the Board of Directors may determine in its sole discretion. In the event of liquidation, dissolution, distribution of assets or winding up of the Company, whether voluntary or involuntary, after the payment or provision for payment of all debts and liabilities of the Company and any and all preferential amounts to which the holders of the Preferred Stock are entitled with respect to the distribution of the net assets of the Company in liquidation, the holders of Common Stock shall be entitled to share ratably in the remaining net assets of the Company available for distribution.